Trade accounts receivable - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 177,231	$ 173,204
BRL
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	26,817	39,000
USD Dollar
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	149,348	133,689
Other
Disclosure of analysis of trade accounts receivable by currency
Trade accounts receivable	$ 1,066	$ 515